Note 14 - Goodwill	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of goodwill [text block]
14	GOODWILL

The Group tests goodwill for impairment annually or more often if there are indications that it may
be impaired. The carrying amount of goodwill has been allocated between the CGUs:

	AS OF MARCH 31, 2016 $000’s	ACQUISITION AND DISPOSAL ADJUSTMENTS $000’s	RECLASSIFICATION $000’s	AS OF MARCH 31, 2017 $000’s
RhythmOne	21,086	—	10,000	31,086
AdKarma	10,000	—	(10,000)	—
PVMG	6,121	(6,121)	—	—
Perk	—	17,444	—	17,444
Total	37,207	11,323	—	48,530

	AS OF MARCH 31, 2017 $‘000	ACQUISITION AND DISPOSAL ADJUSTMENTS $000’s	AS OF MARCH 31, 2018 $‘000
RhythmOne	31,086	—	31,086
Perk	17,444	—	17,444
RadiumOne	—	11,066	11,066
YuMe	—	64,245	64,245
Total	48,530	75,311	123,841

During
FY2017,
RhythmOne plc consolidated certain products, infrastructure, sales and marketing efforts under its trade name, RhythmOne. The AdKarma CGU was consolidated with RhythmOne resulting in the goodwill associated with AdKarma being reclassified to the RhythmOne CGU. In addition, the Company disposed of the PVMG asset.

The key assumptions for the value in use calculations are those regarding the discount rates, revenue growth rates, operating expenses and terminal growth rate. The Group prepares cash flow forecasts derived from the most recent financial budgets approved by management for the next five
years and extrapolates cash flows into perpetuity using a terminal growth rate. The cash flow forecasts were prepared using an average revenue growth rate per year for RhythmOne, Perk, RadiumOne and YuMe were
5.4%,
3.6%,
6.2%
and
5.5%,
respectively. This is in addition to a
20%
average reduction in costs across all CGUs in the year ended
March 31, 2019.
The cash flows beyond the
five
year period are extrapolated into perpetuity using a terminal growth rate of
2%
(
2017:
2%
). This rate is based on an estimated long-term growth rate for the industry and countries in which the Company operates, and does not
exceed the average long-term growth rate for the relevant markets based on the historical Consumer Price Index in the United States. The assumptions for growth rates are based on past experience of each CGUs trading performance and are consistent with industry analyst expectations. The assumptions used differ between CGUs, reflecting the differences in products, customers and suppliers between each CGU.

The pre-tax rate used to discount the forecast cash flows is
18.6%
(
2017:
21.6%
) for all CGUs. Management estimates discount rates using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGUs.

The recoverable amount for YuMe CGU exceeds its carrying amount by
$15.0
million. The relatively lower headroom is caused by the fact that YuMe was acquired shortly before the year-end. The headroom is primarily sensitive to the annual revenue growth assumption of
5.5%
as a lower revenue growth rate of
4.2%
would lead to an impairment.